Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 17 — RELATED PARTY BALANCES AND TRANSACTIONS

Revenues and Expenses

Apex Clearing, LLC (“Apex Clearing”) is controlled by Peak 6, a minority common and preferred shareholder of Webull Corporation. Until May 9, 2024, Apex Clearing was considered a related party because Matthew Hulsizer was a co-founder of Peak 6 and served as a board member of Webull Corporation until resigning on May 9, 2024.

The following table presents related party revenue and expenses for the three and six months ended June 30, 2025 and 2024 in connection with Apex Clearing.

		For the Three Months Ended June 30,		For the Six Months Ended June 30,
		2025	2024	2025	2024
Revenue earned from related parties
Apex Clearing	(a)	$–	$8,079,110	$–	$34,538,949
Total related party revenue		$–	$8,079,110	$–	$34,538,949
Expenses incurred from related parties
Apex Clearing	(a)	$–	$3,999,669	$–	$14,285,014
Total related party expenses		$–	$3,999,669	$–	$14,285,014

(a)	Apex Clearing is our clearing broker. Apex Clearing was considered a related party until May 9, 2024, the date Matthew Hulsizer resigned from our board of directors. We receive revenue from Apex Clearing that primarily represents interest and fully paid stock lending income derived from cash balances and positions on accounts we have introduced to Apex Clearing. Expenses primarily represent clearing costs. The revenue and expenses in the above table are through May 9, 2024, the date Apex Clearing was no longer determined to be a related party.